Annual Total Returns (Vanguard S&P 500 Value Index Fund - ETF Shares Institutional) (Vanguard S&P 500 Value Index Fund, Vanguard S&P 500 Value Index Fund - ETF Shares)	12 Months Ended
Aug. 31, 2014
Vanguard S&P 500 Value Index Fund | Vanguard S&P 500 Value Index Fund - ETF Shares
Annual Total Return
2013	31.79%
2012	17.57%
2011	(0.70%)